Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
Cash and cash equivalents [Abstract]
Summary of Cash on Hand and Cash Held at Bank
Cash on hand and cash held at bank balance as of December 31, 2016 and 2017 primarily consist of the following currencies:

	December 31, 2016		December 31, 2017
(In thousands)	Amount	USD equivalent	Amount	USD equivalent
RMB	538,660	77,651	436,794	66,847
USD	121,726	121,726	166,530	166,530
HKD	987	127	794	102
Total		199,504		233,479